STOCKHOLDERS' EQUITY (Details 1) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares, Outstanding, Beginning balance	272,000	616,666	208,333
Number of shares, Granted		405,334	408,333
Number of shares, Exercised		(750,000)
Number of shares, Forfeited/Canceled
Number of shares, Outstanding, Ending balance	272,000	272,000	616,666
Weighted Average Exercise Price, Outstanding as of beginning	$ 2.00	$ 1.06	$ 0.60
Weighted-Average Exercise Price, granted		0.36	1.29
Weighted-Average Exercise Price, exercised
Weighted-Average Exercise Price, Forfeited/Cancelled
Weighted-Average Exercise Price, Outstanding, Ending balance	$ 2.00	$ 2.00	$ 1.06
Weighted-Average Remaining Expected Term, Beginning balance	3 years 10 months 24 days	4 years 2 months 12 days	4 years 9 months 18 days
Weighted-Average Remaining Expected Term, Options granted		10 months 24 days	5 years
Weighted-Average Remaining Expected Term, Ending balance	3 years 8 months 12 days	3 years 10 months 24 days	4 years 2 months 12 days